ag

ActivePassive International Equity ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Automobiles & Components - 3.4%
Bayerische Motoren Werke AG - ADR	4,312	$145,487
BYD Co. Ltd. - ADR	28,786	1,615,182
Cie Generale des Etablissements Michelin SCA - ADR	16,231	327,704
Continental AG - ADR	13,279	89,766
Dr Ing hc F Porsche AG - ADR	3,212	26,435
Geely Automobile Holdings Ltd. - ADR	14,833	360,739
Honda Motor Co. Ltd. - ADR	237,864	8,068,347
Li Auto, Inc. - ADR(a)	36,896	747,144
Mercedes-Benz Group AG - ADR	7,000	126,245
NIO, Inc. - ADR(a)	41,045	221,232
Renault SA - ADR	6,423	74,764
Suzuki Motor Corp. - ADR	1,667	79,299
Toyota Motor Corp. - ADR	58,123	12,642,334
Volkswagen AG - ADR	3,508	49,919
XPeng, Inc. - ADR(a)	22,075	183,443
		24,758,040

Banks - 11.8%
Agricultural Bank of China Ltd. - ADR	28,834	302,469
Banco Bilbao Vizcaya Argentaria SA - ADR	473,421	5,165,023
Banco de Chile - ADR	30,007	710,566
Banco do Brasil SA - ADR	173,489	905,613
Banco Macro SA - ADR	2,033	134,768
Banco Santander SA - ADR	975,707	5,112,705
Bank Central Asia Tbk PT - ADR	58,384	823,214
Bank Mandiri Persero Tbk PT - ADR	65,453	942,523
Bank of China Ltd. - ADR	64,070	754,745
Bank Rakyat Indonesia Persero Tbk PT - ADR	51,002	682,407
Barclays PLC - ADR	440,301	4,997,416
BNP Paribas SA - ADR	19,499	718,733
China Construction Bank Corp. - ADR	419,131	5,938,248
China Merchants Bank Co. Ltd. - ADR	9,181	206,113
Commonwealth Bank of Australia - ADR	68,185	5,447,300
Grupo Financiero Banorte SAB de CV - ADR	10,693	507,811
Grupo Financiero Galicia SA - ADR	3,223	115,545
HDFC Bank Ltd. - ADR	81,901	4,741,249
HSBC Holdings PLC - ADR	205,671	9,183,210
ICICI Bank Ltd. - ADR	100,876	2,697,424
Industrial & Commercial Bank of China Ltd. - ADR	79,060	898,122
ING Groep NV - ADR	304,097	5,440,295
Kasikornbank PCL - ADR	4,239	59,558
KB Financial Group, Inc. - ADR	27,202	1,565,203
Lloyds Banking Group PLC - ADR	1,059,003	2,986,388
Mitsubishi UFJ Financial Group, Inc. - ADR	435,540	4,634,146
Mizuho Financial Group, Inc. - ADR	1,175,582	4,819,886
NatWest Group PLC - ADR(a)	304,204	2,512,725
Oversea-Chinese Banking Corp. Ltd. - ADR	2,843	60,726
Shinhan Financial Group Co. Ltd. - ADR	44,131	1,518,106
Standard Bank Group Ltd. - ADR	7,009	66,936
Sumitomo Mitsui Financial Group, Inc. - ADR	467,156	6,124,415
UniCredit SpA - ADR	89,151	1,760,509
United Overseas Bank Ltd. - ADR	16,984	772,772
Woori Financial Group, Inc. - ADR	40,889	1,272,057
		84,578,926

Capital Goods - 8.6%
ABB Ltd. - ADR	13,867	762,269
Airbus SE - ADR	140,036	5,950,130
Alstom SA - ADR	1,299,933	2,859,853
Ashtead Group PLC - ADR	9,932	2,944,540
Assa Abloy AB - ADR	13,640	199,417
Astra International Tbk PT - ADR	17,485	91,447
Atlas Copco AB - ADR	8,579	164,545
Bouygues SA - ADR	24,595	190,365
Cie de Saint-Gobain SA - ADR	99,407	1,753,539
CK Hutchison Holdings Ltd. - ADR	98,083	475,703
Daikin Industries Ltd. - ADR	168,509	2,456,861
Daimler Truck Holding AG - ADR	15,923	336,931
Embraer SA - ADR(a)	27,577	766,365
FANUC Corp. - ADR	284,887	3,979,871
Geberit AG - ADR	3,633	223,357
Hitachi Ltd. - ADR	6,039	1,241,196
ITOCHU Corp. - ADR	5,830	551,576
Kingspan Group PLC - ADR	1,646	157,999
KION Group AG - ADR	160,188	1,874,200
Komatsu Ltd. - ADR	1,399	41,116
Kone Oyj - ADR	10,633	270,078
Marubeni Corp. - ADR	268	52,472
Mitsubishi Electric Corp. - ADR	7,124	247,488
Mitsui & Co. Ltd. - ADR	874	891,025
NIDEC CORP - ADR	38,587	475,006
Rheinmetall AG - ADR	2,261	259,111
Rolls-Royce Holdings PLC - ADR(a)	819,616	4,704,596
Schneider Electric SE - ADR	259,632	12,945,251
Siemens AG - ADR	106,269	10,258,147
Siemens Energy AG - ADR(a)	3,661	99,213
SMC Corp. - ADR	18,198	458,590
Sociedad Quimica y Minera de Chile SA - ADR	7,166	334,652
Techtronic Industries Co. Ltd. - ADR	35,597	2,191,351
Toyota Industries Corp. - ADR	637	59,955
Vestas Wind Systems AS - ADR(a)	38,026	356,304
Vinci SA - ADR	19,628	610,431
Volvo AB - ADR	12,126	326,189
WEG SA - ADR	11,678	83,848
		61,644,987

Commercial & Professional Services - 2.9%
Brambles Ltd. - ADR	6	114
Experian PLC - ADR	4,617	213,213
Recruit Holdings Co. Ltd. - ADR	211,937	2,138,444
RELX PLC - ADR	361,184	15,877,649
Rentokil Initial PLC - ADR	83,330	2,248,243
Secom Co. Ltd. - ADR	2,277	35,202
SGS SA - ADR	55,357	514,820
TDCX, Inc. - ADR(a)	8,119	57,483
		21,085,168

Consumer Discretionary Distribution & Retail - 4.3%
Alibaba Group Holding Ltd. - ADR	92,960	7,282,486
Cango, Inc./KY - ADR(a)	10,361	15,438
D-MARKET Elektronik Hizmetler ve Ticaret AS - ADR(a)	10,323	20,749
Fast Retailing Co. Ltd. - ADR	109,837	2,810,729
H & M Hennes & Mauritz AB - ADR	7,457	25,991
Industria de Diseno Textil SA - ADR	256,955	6,105,251
JD.com, Inc. - ADR	69,945	2,071,771
Jumia Technologies AG - ADR(a)	77,092	546,582
Kingfisher PLC - ADR	69,843	468,297
MINISO Group Holding Ltd. - ADR	9,644	216,894
MYT Netherlands Parent BV - ADR(a)	146,521	786,818
Naspers Ltd. - ADR	23,428	934,309
Nitori Holdings Co. Ltd. - ADR	20,465	225,115
Pan Pacific International Holdings Corp. - ADR	109,953	2,859,877
PDD Holdings, Inc. - ADR(a)	33,097	4,957,269
Prosus NV - ADR	98,796	725,163
Vipshop Holdings Ltd. - ADR	50,632	813,656
		30,866,395

Consumer Durables & Apparel - 3.4%
adidas AG - ADR	2,191	277,337
ANTA Sports Products Ltd. - ADR	307	82,524
Cie Financiere Richemont SA - ADR	52,791	845,184
Haier Smart Home Co. Ltd. - ADR	66,513	965,769
Hermes International SCA - ADR	25,374	6,013,638
Kering SA - ADR	53,788	1,856,224
LVMH Moet Hennessy Louis Vuitton SE - ADR	52,528	8,443,351
Samsonite International SA - ADR(a)	60,951	965,464
Shenzhou International Group Holdings Ltd. - ADR	13,986	138,601
Shimano, Inc. - ADR	5,480	89,379
Sony Group Corp. - ADR	60,980	5,021,093
		24,698,564

Consumer Services - 2.3%
Amadeus IT Group SA - ADR	11,988	853,546
Carnival PLC - ADR(a)	54,532	746,543
Compass Group PLC - ADR	129,054	3,631,579
GreenTree Hospitality Group Ltd. - ADR(a)	4,367	11,485
H World Group Ltd. - ADR	1,489	55,435
InterContinental Hotels Group PLC - ADR	31,285	3,176,992
Meituan - ADR(a)	98,615	2,685,286
Melco Resorts & Entertainment Ltd. - ADR(a)	14,145	110,897
New Oriental Education & Technology Group, Inc. - ADR(a)	9,120	728,962
Oriental Land Co. Ltd./Japan - ADR	1,700	47,753
Pearson PLC - ADR	156,856	1,893,252
Sunlands Technology Group - ADR(a)	1,770	12,691
TAL Education Group - ADR(a)	21,251	241,411
Trip.com Group Ltd. - ADR(a)	41,572	2,141,374
		16,337,206

Consumer Staples Distribution & Retail - 0.3%
Carrefour SA - ADR	212,203	676,928
Seven & i Holdings Co. Ltd. - ADR	84,074	1,082,032
Tesco PLC - ADR	18,013	216,876
Wal-Mart de Mexico SAB de CV - ADR	10,838	405,883
		2,381,719

Energy - 4.3%
BP PLC - ADR	185,687	6,976,261
China Shenhua Energy Co. Ltd. - ADR	6,239	121,411
Eni SpA - ADR	76,737	2,419,518
Equinor ASA - ADR	58,279	1,698,250
Petroleo Brasileiro SA - ADR	104,490	1,624,820
Shell PLC - ADR	151,414	11,019,911
Tenaris SA - ADR	23,210	765,234
TotalEnergies SE - ADR	62,629	4,579,432
Ultrapar Participacoes SA - ADR	64,780	286,975
Vista Energy SAB de CV - ADR(a)	4,181	202,569
Woodside Energy Group Ltd. - ADR	74,334	1,375,179
		31,069,560

Financial Services - 3.7%
3i Group PLC - ADR	5,692	106,156
Adyen NV - ADR(a)	165,585	2,134,391
AMTD IDEA Group - ADR(a)	198,508	341,235
CNFinance Holdings Ltd. - ADR(a)	12,266	19,012
Deutsche Bank AG	86,148	1,436,948
FinVolution Group - ADR	85,024	406,415
Futu Holdings Ltd. - ADR(a)	7,377	554,308
Highest Performances Holdings, Inc. - ADR(a)	1,624	14,015
Hong Kong Exchanges & Clearing Ltd. - ADR	7,055	238,953
Jiayin Group, Inc. - ADR	12,194	79,505
Julius Baer Group Ltd. - ADR	36,113	434,439
LexinFintech Holdings Ltd. - ADR	42,004	77,287
London Stock Exchange Group PLC - ADR	80,798	2,392,429
Nomura Holdings, Inc. - ADR	584,456	3,553,492
ORIX Corp. - ADR	69,200	7,572,556
Qifu Technology, Inc. - ADR	12,949	250,175
Qudian, Inc. - ADR(a)	131	224
UBS Group AG	212,502	6,774,564
X Financial - ADR	22,199	92,126
		26,478,230

Food, Beverage & Tobacco - 5.5%
Ambev SA - ADR	152,535	338,628
Anheuser-Busch InBev SA/NV - ADR	79,393	5,007,316
Associated British Foods PLC - ADR	1,498	48,640
BRF SA - ADR(a)	10,204	37,040
British American Tobacco PLC - ADR	186,596	5,790,074
China Mengniu Dairy Co. Ltd. - ADR	8,506	156,851
Cia Cervecerias Unidas SA - ADR	3,906	48,864
Coca-Cola Femsa SAB de CV - ADR	17,809	1,667,991
Danone SA - ADR	90,437	1,167,542
Diageo PLC - ADR	33,965	4,588,332
Embotelladora Andina SA - ADR	24,215	470,497
Embotelladora Andina SA - ADR	32,608	474,446
Fomento Economico Mexicano SAB de CV - ADR	16,618	1,904,755
Heineken NV - ADR	7,739	386,873
JBS S/A - ADR	27,569	304,913
Kerry Group PLC - ADR	21,157	1,785,228
Nestle SA - ADR	122,556	13,027,703
Oatly Group AB - ADR(a)	248,367	270,720
Pernod Ricard SA - ADR	48,389	1,447,799
WH Group Ltd. - ADR	21,173	286,894
Wilmar International Ltd. - ADR	734	16,809
		39,227,915

Health Care Equipment & Services - 1.5%
Brainsway Ltd. - ADR(a)	141	887
EDAP TMS SA - ADR(a)	61,187	364,063
Fresenius Medical Care AG - ADR	93,448	1,987,639
Koninklijke Philips NV(a)	161,792	4,391,041
Sinopharm Group Co. Ltd. - ADR	6,649	90,293
Smith & Nephew PLC - ADR	57,960	1,468,127
Terumo Corp. - ADR	134,045	2,277,424
		10,579,474

Household & Personal Products - 3.2%
Haleon PLC - ADR	222,717	1,879,732
Kao Corp. - ADR	13,521	118,309
L'Oreal SA - ADR	100,771	9,928,967
Reckitt Benckiser Group PLC - ADR	176,654	2,029,754
Unicharm Corp. - ADR	222,365	1,440,925
Unilever PLC - ADR	134,895	7,385,501
		22,783,188

Insurance - 1.9%
Aegon Ltd.	45,191	291,934
AIA Group Ltd. - ADR	66,037	2,057,713
Allianz SE - ADR	182,419	5,304,745
AXA SA - ADR	25,033	903,942
Legal & General Group PLC - ADR	49,924	807,770
Ping An Insurance Group Co. of China Ltd. - ADR	82,982	842,267
Prudential PLC - ADR	145,378	2,805,795
Sanlam Ltd. - ADR	7,123	53,351
Sompo Holdings, Inc. - ADR	7,390	78,482
Tokio Marine Holdings, Inc. - ADR	15,479	539,134
		13,685,133

Materials - 5.3%
Air Liquide SA - ADR	165,922	6,519,075
Akzo Nobel NV - ADR	75,345	1,759,306
Anglo American PLC - ADR	13,785	222,214
ArcelorMittal SA	138,537	3,669,845
BHP Group Ltd. - ADR	129,680	7,719,851
Cemex SAB de CV - ADR(a)	138,513	1,043,003
Cia de Minas Buenaventura SAA - ADR	5,981	107,060
Fortescue Ltd. - ADR	3,829	126,778
Givaudan SA - ADR	1,945	182,772
Gold Fields Ltd. - ADR	28,143	443,252
Harmony Gold Mining Co. Ltd. - ADR	50,822	462,480
IperionX Ltd. - ADR(a)	9,966	155,968
James Hardie Industries PLC - ADR(a)	68,864	2,136,161
Nippon Steel Corp. - ADR	7,275	52,235
POSCO Holdings, Inc. - ADR	16,060	1,082,605
Rio Tinto PLC - ADR	82,109	5,755,841
Sasol Ltd. - ADR	24,076	164,198
Shin-Etsu Chemical Co. Ltd. - ADR	56,311	1,049,074
Sika AG - ADR	86,854	2,658,601
Suzano SA - ADR	69,989	654,397
Ternium SA - ADR	13,624	588,284
Vale SA - ADR	138,498	1,668,901
		38,221,901

Media & Entertainment - 3.2%
Autohome, Inc. - ADR	2,116	60,094
Baidu, Inc. - ADR(a)	12,278	1,193,422
Criteo SA - ADR(a)	20,539	801,432
Gravity Co. Ltd. - ADR(a)	4,865	366,821
Hello Group, Inc. - ADR	25,966	146,448
iQIYI, Inc. - ADR(a)	19,273	89,234
JOYY, Inc. - ADR	9,342	278,952
Kanzhun Ltd. - ADR	7,619	161,904
NetEase, Inc. - ADR	22,950	2,043,238
Sea Ltd. - ADR(a)	11,245	759,262
So-Young International, Inc. - ADR	1,919	2,034
Tencent Holdings Ltd. - ADR	300,035	13,960,629
Tencent Music Entertainment Group - ADR	30,915	446,722
Trivago NV - ADR	122,788	287,324
Weibo Corp. - ADR	16,987	150,335
WPP PLC - ADR	37,030	1,938,150
Yalla Group Ltd. - ADR(a)	44,835	210,725
		22,896,726

Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
Adaptimmune Therapeutics PLC - ADR(a)	165,663	187,199
Amarin Corp. PLC - ADR(a)	113,881	98,507
Argenx SE - ADR(a)	1,080	400,702
Ascendis Pharma AS - ADR(a)	1,053	142,260
AstraZeneca PLC - ADR	136,018	10,612,124
AstraZeneca PLC(a)	14,065	0
Autolus Therapeutics PLC - ADR(a)	2,706	11,338
Avadel Pharmaceuticals PLC(a)	12,713	202,772
Barinthus Biotherapeutics PLC - ADR(a)	124	237
BeiGene Ltd. - ADR(a)	2,464	366,766
Belite Bio, Inc. - ADR(a)	1,044	51,104
Bicycle Therapeutics PLC - ADR(a)	2,284	50,682
BioNTech SE - ADR(a)	7,664	770,998
Calliditas Therapeutics AB - ADR(a)	7,089	283,489
Cellectis SA - ADR(a)	54,098	146,606
CSPC Pharmaceutical Group Ltd. - ADR	15,892	54,510
Daiichi Sankyo Co. Ltd. - ADR	1,900	67,241
DBV Technologies SA - ADR(a)	124,849	139,831
Dr Reddy's Laboratories Ltd. - ADR	32,594	2,238,556
Evotec SE - ADR(a)	47,181	220,807
Galapagos NV - ADR(a)	53,175	1,479,328
Genfit SA - ADR(a)	22,137	114,670
Genmab AS - ADR(a)	18,003	507,685
Grifols SA - ADR(a)	93,931	672,546
GSK PLC - ADR	123,019	5,507,561
HUTCHMED China Ltd. - ADR(a)	19,865	368,098
Immutep Ltd. - ADR(a)	194,738	580,319
Innate Pharma SA - ADR(a)	60,146	164,800
Lonza Group AG - ADR	52,379	2,838,942
Mereo Biopharma Group PLC - ADR(a)	41,459	143,034
Mesoblast Ltd. - ADR(a)	58,028	431,728
MorphoSys AG - ADR(a)	10,836	199,274
Novartis AG - ADR	108,893	11,230,135
Novo Nordisk AS - ADR	136,668	18,488,447
Roche Holding AG - ADR	264,463	8,465,461
Sanofi SA - ADR	111,885	5,485,722
Silence Therapeutics PLC - ADR(a)	6,442	135,218
Structure Therapeutics, Inc. - ADR(a)	1,654	56,567
Takeda Pharmaceutical Co. Ltd. - ADR	471,004	6,287,903
Teva Pharmaceutical Industries Ltd. - ADR(a)	53,873	912,070
Verona Pharma PLC - ADR(a)	3,035	36,632
Zai Lab Ltd. - ADR(a)	3,826	68,026
		80,219,895

Real Estate Management & Development - 0.2%
Henderson Land Development Co. Ltd. - ADR	13,214	40,924
IRSA Inversiones y Representaciones SA - ADR	21,049	242,906
KE Holdings, Inc. - ADR	22,240	377,413
Longfor Group Holdings Ltd. - ADR	4,350	68,904
Mitsui Fudosan Co. Ltd. - ADR	1,840	50,526
Sun Hung Kai Properties Ltd. - ADR	10,096	97,628
Vonovia SE - ADR	23,793	369,505
		1,247,806

Semiconductors & Semiconductor Equipment - 8.9%
Advantest Corp. - ADR	1,948	64,771
ASE Technology Holding Co. Ltd. - ADR	155,713	1,678,586
ASML Holding NV	15,659	15,038,121
ChipMOS Technologies, Inc. - ADR	14,747	401,266
Daqo New Energy Corp. - ADR(a)	3,149	70,915
Disco Corp. - ADR	902	34,817
Infineon Technologies AG - ADR	32,370	1,302,893
JinkoSolar Holding Co. Ltd. - ADR	4,366	129,845
Renesas Electronics Corp. - ADR	180,103	1,642,539
STMicroelectronics NV	57,097	2,396,361
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	230,985	34,887,974
Tokyo Electron Ltd. - ADR	45,805	4,862,659
United Microelectronics Corp. - ADR	120,660	1,025,610
		63,536,357

Software & Services - 3.4%
AMTD Digital, Inc. - ADR(a)	74,878	301,010
Capgemini SE - ADR	61,367	2,482,295
Endava PLC - ADR(a)	11,295	304,287
Fujitsu Ltd. - ADR	52,911	762,448
Infosys Ltd. - ADR	157,576	2,639,398
Kingsoft Cloud Holdings Ltd. - ADR(a)	14,323	40,534
Materialise NV - ADR(a)	46,026	230,130
Nice Ltd. - ADR(a)	7,107	1,304,632
Opera Ltd. - ADR	26,427	368,392
SAP SE - ADR	83,118	15,164,048
Wipro Ltd. - ADR	128,820	663,423
		24,260,597

Technology Hardware & Equipment - 1.4%
FUJIFILM Holdings Corp. - ADR	18,941	215,075
Lenovo Group Ltd. - ADR	21,771	628,311
Logitech International SA	28,277	2,827,983
Murata Manufacturing Co. Ltd. - ADR	146,503	1,374,198
Nano Dimension Ltd. - ADR(a)	256,344	697,256
Nokia Oyj - ADR	576,309	2,247,605
Telefonaktiebolaget LM Ericsson - ADR	300,086	1,842,528
		9,832,956

Telecommunication Services - 3.6%
America Movil SAB de CV - ADR	15,289	283,458
Deutsche Telekom AG - ADR	211,498	5,139,401
KT Corp. - ADR	88,700	1,199,224
MTN Group Ltd. - ADR	12,445	54,634
Nippon Telegraph & Telephone Corp. - ADR	160,503	3,924,298
Orange SA - ADR	481,834	5,661,550
PLDT, Inc. - ADR	9,481	239,395
SK Telecom Co. Ltd. - ADR	108,785	2,249,674
Telefonica Brasil SA - ADR	53,934	451,428
Telefonica SA - ADR	616,588	2,848,637
Telkom Indonesia Persero Tbk PT - ADR	13,284	238,713
TIM SA/Brazil - ADR	28,232	429,973
Turkcell Iletisim Hizmetleri AS - ADR	56,198	431,039
Vodacom Group Ltd. - ADR	11,754	57,888
Vodafone Group PLC - ADR	261,961	2,520,065
		25,729,377

Transportation - 1.6%
Aena SME SA - ADR	75,975	1,494,428
AP Moller - Maersk AS - ADR	40,675	366,075
Canadian Pacific Kansas City Ltd.	15,269	1,211,748
Central Japan Railway Co. - ADR	6,559	73,002
DHL Group - ADR	9,407	396,599
DiDi Global, Inc. - ADR(a)	88,584	405,715
DSV AS - ADR	2,044	156,775
Full Truck Alliance Co. Ltd. - ADR	31,128	275,171
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	5,241	428,766
Grupo Aeroportuario del Pacifico SAB de CV - ADR	2,026	382,225
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,401	470,162
Kuehne + Nagel International AG - ADR	6,686	380,901
Localiza Rent a Car SA - ADR	4,821	38,279
Ryanair Holdings PLC - ADR	37,693	4,584,977
Singapore Airlines Ltd. - ADR	32,110	319,173
ZTO Express Cayman, Inc. - ADR	23,961	546,071
		11,530,067

Utilities - 1.9%
Centrais Eletricas Brasileiras SA - ADR	56,001	374,087
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	29,172	412,784
Cia Energetica de Minas Gerais - ADR	71,679	164,863
Cia Paranaense de Energia - Copel - ADR	30,712	213,141
CLP Holdings Ltd. - ADR	42,024	339,554
Enel Chile SA - ADR	156,566	460,304
Enel SpA - ADR	269,645	1,949,533
Iberdrola SA - ADR	11,203	591,742
National Grid PLC - ADR	135,021	7,812,315
Orsted AS - ADR(a)	1,652	33,717
RWE AG - ADR	25,073	956,786
		13,308,826
TOTAL COMMON STOCKS (Cost $664,369,839)		700,959,013

PREFERRED STOCKS - 0.9%	Shares	Value
Automobiles & Components - 0.0%(b)
Volkswagen AG, 7.339%, Perpetual	3,313	41,412

Banks - 0.5%
Banco Bradesco SA, 9.069%, Perpetual	247,018	607,664
Bancolombia SA, 9.133%, Perpetual	28,792	1,020,964
Itau Unibanco Holding SA, 7.812%, Perpetual	306,035	1,833,150
		3,461,778

Energy - 0.2%
Petroleo Brasileiro SA, 11.697%, Perpetual	129,733	1,921,346

Materials - 0.1%
Gerdau SA, Series 0, 6.395%, Perpetual	173,510	600,345

Utilities - 0.1%
Centrais Eletricas Brasileiras SA, 4.583%, Perpetual	2,109	15,607
Cia Energetica de Minas Gerais, 11.473%, Perpetual	270,669	503,444
		519,051
TOTAL PREFERRED STOCKS (Cost $6,789,813)		6,543,932

EXCHANGE TRADED FUNDS - 0.1%	Shares	Value
Vanguard FTSE Developed Markets ETF	16,401	831,859
TOTAL EXCHANGE TRADED FUNDS (Cost $827,830)		831,859

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares
First American Government Obligations Fund - Class X, 5.24%(c)	5,776,097	5,776,097
TOTAL SHORT-TERM INVESTMENTS (Cost $5,776,097)		5,776,097

TOTAL INVESTMENTS - 99.6% (Cost $677,763,579)		$714,110,901
Other Assets in Excess of Liabilities - 0.4%		2,515,489
TOTAL NET ASSETS - 100.0%		$716,626,390

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
KGaA - Kommanditgesellschaft auf Aktien NV - Naamloze Vennootschap
OYJ - Julkinen osakeyhtio PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable SE - Societas Europea
SpA - Soicieta per Azioni

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Disclosure as of May 31, 2024 (Unaudited)

ActivePassive Core Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2024:

	Level 1	Level 2		Level 3	Total
Investments:
Common Stocks	700,959,013	0	(a)	–	700,959,013
Preferred Stocks	6,543,932	–		–	6,543,932
Exchange Traded Funds	831,859	–		–	831,859
Money Market Funds	5,776,097	–		–	5,776,097
Total Investments	714,110,901	0	(a)	–	714,110,901

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.